MANAGERS AMG FUNDS

Systematic Value Fund

Supplement dated December 22, 2006 to the

Prospectus and Statement of Additional Information dated July 1, 2006

The following information supplements and supersedes any information to the contrary relating to the Systematic Value Fund (the “Fund”), a series of Managers AMG Funds, contained in the Fund’s Prospectus and Statement of Additional Information dated July 1, 2006.

Effective January 1, 2007, the Prospectus and Statement of Additional Information are hereby amended as follows:

Prospectus – the “Fees and Expenses” and “Annual Fund Operating Expenses” tables and related footnotes on page 4 are hereby replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75	%(1)	None		None
Maximum Deferred Sales Charge (Load)	None	(2)	1.00	%(3)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None		None		None
Redemption Fee (as a percentage of the amount redeemed, if applicable)	None		None		None
Exchange Fee	None		None		None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Class A	Class C	Institutional Class
Management Fee	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.38%	0.38%	0.38%

Total Annual Fund Operating Expenses	1.33%	2.08%	1.08%
Fee Waiver and Reimbursement(4)	(0.18%)	(0.18%)	(0.18%)

Net Annual Fund Operating Expenses	1.15%	1.90%	0.90%

(1)	The initial sales charge that applies to the sale of Class A shares of the Fund varies according to the amount you invest, with a maximum of 5.75%. See “Share Class Sales Charges – Class A Shares” for further information.

(2)	Except with respect to certain redemptions or exchanges of Class A shares not subject to an initial sales charge. Please see “Share Class Sales Charges – Class A Shares” for further information.

(3)	The 1.00% contingent-deferred sales charge applies only if you sell Class C shares of the Fund (or exchange Class C shares of the Fund for shares of a fund that are not subject to a sales charge) within one year of purchase.

(4)

The Investment Manager has contractually agreed, through July 1, 2007, to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 0.90%, 1.15%

and 1.90% of the average daily net assets of the Institutional Class, Class A and Class C shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund’s Total Annual Fund Operating Expenses do not exceed the contractual expense limitation amount.

Prospectus – the following is hereby added under “Share Classes – Class A Shares” on page 12:

For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed within the first 18 months of purchase, as described below.

Prospectus – the table on page 13 under “Share Class Sales Charges – Class A Shares” is hereby replaced with the following:

	your initial sales charge as a % of the share price is:	your initial sales charge as a % of the total you invested is:	the one-time dealer allowance as a % of share price is:
If the amount of your purchase is . . .
Less than $25,000	5.75	6.10	5.00
$25,000 to $49,999	5.00	5.26	4.25
$50,000 to $99,999	4.50	4.71	3.75
$100,000 to $249,999	3.50	3.63	2.75
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	1.50	1.52	1.20
$1,000,000 or more	None	None	None	*

*	If you acquire or hold $1 million or more of Class A shares of a Fund or across the Managers Family of Funds, either as a lump sum or through the rights of accumulation or letter of intent programs, you can buy Class A shares without an initial sales charge. Unless you exchange Class A shares for Class A shares of another Fund, there is a 1.00% contingent deferred sales charge on any such shares not subject to an initial sales charge that you redeem or exchange within 18 months of purchase. The Distributor may make a payment to financial intermediaries with respect to such shares not subject to an initial sales charge. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. Please see “A Closer Look at Contingent Deferred Sales Charges (CDSC’s)” for additional information regarding contingent deferred sales charges.

Statement of Additional Information – the following is hereby added as the last paragraph under “Distribution Arrangements” on page 25:

Finder’s Fee Commissions. Financial intermediaries who sell Class A shares of a Fund not subject to an initial sales charge may receive a finder’s fee. With respect to sales of such Class A shares of a Fund, such fees are paid with respect to the initial purchase price in accordance with the following schedule:

Investment Amount	Finder’s Fee
$1,000,000 to $3,999,999	Up to 1%
$4,000,000 to $49,999,999	Up to 0.50%
$50,000,000 or more	Up to 0.25%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

MANAGERS AMG FUNDS

Essex Small/Micro Cap Growth Fund

Supplement dated December 22, 2006 to the

Prospectus and Statement of Additional Information dated October 1, 2006

The following information supplements and supersedes any information to the contrary relating to the Essex Small/Micro Cap Growth Fund (the “Fund”), a series of Managers AMG Funds, contained in the Fund’s Prospectus and Statement of Additional Information dated October 1, 2006.

Effective January 1, 2007, the Prospectus and Statement of Additional Information are hereby amended as follows:

Prospectus – footnote 2 to the “Fees and Expenses” table on page 5 is hereby replaced with the following:

Except with respect to certain redemptions or exchanges of Class A shares not subject to an initial sales charge. Please see “Choosing a Share Class – Class A Shares” for further information.

Prospectus – the second sentence under “Choosing a Share Class – Class A Shares – Essex Small/Micro Cap Growth Fund” on page 13 is hereby replaced with the following:

In addition, for purchases of Class A shares not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares of a fund not subject to an initial sales charge within the first 18 months of purchase, as described below.

Prospectus – footnote * to the “Calculating the Sales Charge” table on page 13 is hereby replaced with the following:

*	If you acquire or hold $1 million or more of Class A shares of the Essex Small/Micro Cap Growth Fund or across the Managers Family of Funds, either as a lump sum or through the rights of accumulation or letter of intent programs, you can buy Class A shares without an initial sales charge. Unless you exchange Class A shares for Class A shares of another Fund, there is a 1.00% contingent deferred sales charge on any such shares not subject to an initial sales charge that you redeem or exchange within 18 months of purchase. The Distributor may make a payment to financial intermediaries with respect to such shares not subject to an initial sales charge. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. Please see “CDSC Reductions and Waivers” for additional information regarding contingent deferred sales charges.

Statement of Additional Information – the section titled “Finder’s Fee Commissions” under “Distribution Arrangements” on page 24 is hereby replaced with the following::

Finder’s Fee Commissions. Financial intermediaries who sell Class A shares of a Fund not subject to an initial sales charge may receive a finder’s fee. With respect to sales of such Class A shares of a Fund, such fees are paid with respect to the initial purchase price in accordance with the following schedule:

Investment Amount	Finder’s Fee
$1,000,000 to $3,999,999	Up to 1%
$4,000,000 to $49,999,999	Up to 0.50%
$50,000,000 or more	Up to 0.25%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE